STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $36,005,326)                                                    $35,433,558
  Cash                                                                       50
  Receivable for investments sold                                       121,149
  Interest receivable                                                   542,899
  Prepaid expenses                                                        4,060
                                                                    -----------
    Total assets                                                     36,101,716

LIABILITIES
  Payable for investments purchased                     $688,963
  Payable for Fund shares redeemed                         8,778
  Distributions payable                                    4,990
  Accrued accounting, custody and transfer agent fees      5,802
  Accrued trustees' fees and expenses (Note 2)             1,754
  Accrued expenses and other liabilities                     972
                                                        --------
    Total liabilities                                                   711,259
                                                                    -----------
NET ASSETS                                                          $35,390,457
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $36,391,376
  Accumulated net realized loss                                        (596,207)
  Undistributed net investment income                                   167,056
  Net unrealized depreciation                                          (571,768)
                                                                    -----------
TOTAL NET ASSETS                                                    $35,390,457
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             1,837,927
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     19.26
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                     $1,332,215
                                                                      ----------
    Total investment income                                            1,332,215

EXPENSES
  Investment advisory fee (Note 2)                       $  57,031
  Accounting, custody, and transfer agent fees              38,452
  Registration fees                                         14,346
  Legal and audit services                                  13,018
  Insurance expense                                          2,934
  Trustees' fees and expenses (Note 2)                       2,064
  Amortization of organization expenses (Note 1E)            1,197
  Miscellaneous                                              2,796
                                                         ---------
    Total expenses                                         131,838

Deduct:
  Waiver of investment advisory fee (Note 2)               (57,031)
  Reimbursement of Fund operating expenses (Note 2)        (17,776)
                                                         ---------
    Total expense deductions                               (74,807)
                                                         ---------
      Net expenses                                                       57,031
                                                                      ---------
        Net investment income                                         1,275,184
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                      (192,511)
                                                         ---------
      Net realized loss                                                (192,511)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 (129,898)
                                                         ---------
      Net change in unrealized appreciation
       (depreciation)                                                  (129,898)
                                                                      ---------
    Net realized and unrealized loss                                   (322,409)
                                                                      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 952,775
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,275,184        $ 1,483,044
  Net realized loss                                           (192,511)          (293,690)
  Change in unrealized appreciation (depreciation)            (129,898)          (327,779)
                                                           -----------        -----------
  Net increase in net assets from investment operations        952,775            861,575
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,140,088)        (1,449,025)
                                                           -----------        -----------
  Total distributions to shareholders                       (1,140,088)        (1,449,025)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                             992,059         24,780,932
  Value of shares issued to shareholders in payment of
    distributions declared                                   1,073,104          1,198,378
  Cost of shares redeemed                                   (4,596,846)       (13,861,624)
                                                           -----------        -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (2,531,683)        12,117,686
                                                           -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (2,718,996)        11,530,236

NET ASSETS
  At beginning of period                                    38,109,453         26,579,217
                                                           -----------        -----------
  At end of period (Including undistributed net
    investment income of $167,056 and
    $31,960, respectively)                                 $35,390,457        $38,109,453
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2000     ---------------------------------------------------------
                                            (UNAUDITED)(1)      1999(1)      1998(1)      1997      1996      1995(2)
                                          ------------------  -----------  -----------  --------  --------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 19.36          $ 19.87      $ 19.95    $ 19.99   $ 20.24     $20.00
                                               -------          -------      -------    -------   -------     ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                          0.65             1.24         1.25       1.34      1.27       0.57
  Net realized and unrealized gain
    (loss) on investments                        (0.15)           (0.53)       (0.16)     (0.04)    (0.27)      0.24
                                               -------          -------      -------    -------   -------     ------
Total from investment operations                  0.50             0.71         1.09       1.30      1.00       0.81
                                               -------          -------      -------    -------   -------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.60)           (1.22)       (1.17)     (1.34)    (1.24)     (0.57)
  From net realized gain on investments             --               --           --         --     (0.01)        --
                                               -------          -------      -------    -------   -------     ------
Total distributions to shareholders              (0.60)           (1.22)       (1.17)     (1.34)    (1.25)     (0.57)
                                               -------          -------      -------    -------   -------     ------
NET ASSET VALUE, END OF PERIOD                 $ 19.26          $ 19.36      $ 19.87    $ 19.95   $ 19.99     $20.24
                                               =======          =======      =======    =======   =======     ======
TOTAL RETURN+++                                   2.60%+           3.67%        5.58%      6.66%     5.13%      4.20%+
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                      0.30%++          0.30%        0.30%      0.37%     0.40%      0.40%++
  Net Investment Income (to average
    daily net assets)*                            6.71%++          6.27%        6.19%      6.60%     6.60%      6.29%++
  Portfolio Turnover                                47%+            147%         145%        94%      107%       127%+
  Net Assets, End of Period (000's
    omitted)                                   $35,390          $38,109      $26,579    $13,916   $12,525     $8,868

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                $  0.61          $  1.12      $  1.15    $  1.18   $  1.11     $ 0.38

Ratios (to average daily net assets):
  Expenses                                        0.69%++          0.89%        0.81%      1.28%     1.25%      2.51%++
  Net investment income                           6.32%++          5.68%        5.68%      5.69%     5.75%      4.18%++

(1)  Calculated based on average shares outstanding.
(2)  For the period from July 3, 1995 (start of business) to December 31, 1995.
+    Not annualized.
++   Computed on an annualized basis.
+++  Total return would have been lower in the absense of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PAR        VALUE
SECURITY                                                    RATE         MATURITY            VALUE*    (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 97.9%

ASSET BACKED -- 26.0%
ARG Funding 1999-1A A3                                     6.020%       05/20/2005        $  600,000  $   573,656
Advanta Mortgage Loan Trust 1997-4 A4                      6.660%       03/25/2022           350,000      347,539
BankBoston Home Equity Loan 1998-1 A2                      6.220%       02/25/2013           450,000      442,687
Chase Manhattan Auto Owner 1997-B                          6.750%       01/15/2004           600,000      594,656
Chase Manhattan Credit Card Master Trust 1996-3 A          7.040%       02/15/2004           555,000      554,263
Discover Credit Card 1999-1B                               5.550%       08/15/2004           600,000      582,187
Equicredit Funding Trust 1996-A A3                         7.350%       11/15/2019           411,262      412,161
Ford Credit Auto Owner Trust 1997-B B                      6.400%       05/15/2002           500,000      495,000
Ford Credit Auto Owner Trust 1998-C B                      6.060%       02/15/2003         1,005,000      982,990
Green Tree Lease Finance 1997-1 C                          6.850%       09/20/2005           122,527      120,177
Gulf States Auto Grantor Trust 1996-B A                    6.600%       05/25/2003            46,932       46,682
Independent National Mortgage Corp. 1998-2 A2              6.170%       12/25/2011           344,852      340,326
MMCA Automobile Trust 1998-1 A3                            5.860%       08/16/2004           266,916      264,538
MMCA Automobile Trust 1999-2 A2                            6.800%       08/15/2003           600,000      597,375
Premier Auto Trust 1997-1B ERISA                           6.550%       09/06/2003           700,000      696,010
Residential Asset Securities Corp. 2000-KS1 A1             7.615%       12/25/2014           756,572      753,499
Standard Credit Card 1998-1 A6(a)                          7.053%       03/23/2003           500,000      499,375
UCFC Home Equity Loan Trust 1993-B A1                      6.075%       07/25/2014           221,002      211,643
UCFC Home Equity Loan Trust 1994-D1 A4                     8.775%       02/10/2016           300,388      300,388
UCFC Home Equity Loan Trust 1996-A1 A5                     6.500%       03/15/2016             7,593        7,593
World Omni Auto Lease 1997-A B Non-ERISA 144A              7.300%       06/25/2003           395,450      394,976
                                                                                                      -----------
Total Asset Backed (Cost $9,271,311)                                                                    9,217,721
                                                                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
Collateralized Mortgage Obligation Trust 13-A(a)           6.380%       01/20/2003             1,960        1,946
                                                                                                      -----------
Total Collateralized Mortgage Obligations (Cost $1,945)                                                     1,946
                                                                                                      -----------
CORPORATE -- 49.3%

BANK BONDS -- 16.0%
Aristar Inc.                                               6.000%       08/01/2001           600,000      587,323
Bankers Trust Corp.(a)                                     6.313%       09/24/2002           755,000      744,559
Branch Banking & Trust                                     5.700%       02/01/2001           250,000      247,691
Chase Manhattan Corp. Sub. Notes NCL                       9.375%       07/01/2001           600,000      611,746
Crestar Finance Corp.                                      8.250%       07/15/2002           650,000      660,373
Firstar Corp. Medium Term Notes(a)                         6.753%       08/03/2001           600,000      601,276
NationsBank Corp.                                          5.750%       03/15/2001           350,000      346,336
NationsBank Corp. Sub. Notes NCL                           8.125%       06/15/2002           395,000      400,269
US Bancorp Notes NCL                                       6.350%       09/28/2001           850,000      840,353
Wells Fargo & Co.                                          8.375%       05/15/2002           600,000      610,036
                                                                                                      -----------
                                                                                                        5,649,962
                                                                                                      -----------
FINANCIAL -- 17.7%
AT& T Capital Corp.                                        6.250%       05/15/2001           500,000      494,181
Avalon Bay Comm Notes                                      6.500%       07/15/2003           500,000      481,436
Bear Stearns Co.                                           6.500%       08/01/2002           725,000      707,537
Carramerica Realty Corp.                                   6.625%       10/01/2000           160,000      159,411
Conseco Inc.                                               6.400%       06/15/2001           150,000      114,000
Conseco Inc.                                               6.400%       02/10/2003           600,000      396,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PAR        VALUE
SECURITY                                                    RATE         MATURITY            VALUE*    (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
FleetBoston Financial Corp. Medium Term Notes              6.551%       01/08/2002        $  500,000  $   500,906
Ford Motor Credit                                          8.200%       02/15/2002           350,000      353,429
General Electric Capital Corp. Medium Term Notes           6.520%       10/08/2002           625,000      616,941
International Lease Finance Corp.                          5.625%       05/01/2002           500,000      484,923
Kern River Funding Notes                                   6.720%       09/30/2001           350,000      346,777
Lehman Brothers Holdings Medium Term Notes                 7.000%       05/15/2003           750,000      731,757
Morgan Stanley Dean Wittter Medium Term Notes              7.750%       07/09/2001           750,000      753,507
Spieker Properties REIT                                    6.650%       12/15/2000            75,000       74,499
Wellsford Residential Property REIT                        7.250%       08/15/2000            50,000       49,983
                                                                                                      -----------
                                                                                                        6,265,287
                                                                                                      -----------
INDUSTRIAL BONDS -- 15.6%
COMDISCO Inc. Notes NCL                                    6.000%       01/30/2002           500,000      479,494
Cox Communications Inc.                                    7.000%       08/15/2001           250,000      248,370
Daimler Chrysler NA Holding                                7.400%       01/20/2005           750,000      746,305
DeepTech International                                    12.000%       12/15/2000           600,000      609,558
Enron Corp.                                                6.450%       11/15/2001           600,000      590,747
IBM Credit Corp.                                           6.450%       11/12/2002           625,000      614,216
Tele-Commun Inc.                                           8.250%       01/15/2003           450,000      458,773
Tyco International Ltd.                                    6.500%       11/01/2001           600,000      591,238
WMX Technologies                                           7.100%       08/01/2026           350,000      331,790
Wheeling-Pittsburgh Corp.                                  9.375%       11/15/2003           825,000      852,769
                                                                                                      -----------
                                                                                                        5,523,260
                                                                                                      -----------
Total Corporate (Cost $17,890,620)                                                                     17,438,509
                                                                                                      -----------
GOVERNMENT/OTHER -- 5.8%

EURODOLLAR -- 1.2%
Argentina Notes NCL                                        0.000%       04/15/2001           450,000      418,500
                                                                                                      -----------
YANKEE BONDS -- 4.6%
Banco Latinoamericano 144A Notes                           6.500%       04/02/2001           300,000      297,428
Edperbrascan Ltd. Notes                                    7.375%       10/01/2002           625,000      607,271
Royal Carribean Cruises                                    7.125%       09/18/2002           750,000      715,485
                                                                                                      -----------
                                                                                                        1,620,184
                                                                                                      -----------
Total Government/Other (Cost $2,090,937)                                                                2,038,684
                                                                                                      -----------
NON-AGENCY -- 0.7%

PASS THRU SECURITIES -- 0.7%
MLMI Mortgage Inv. 1995-C2 D Non-ERISA(a)                  7.573%       06/15/2021           240,413      236,759
                                                                                                      -----------
Total Non-Agency (Cost $247,025)                                                                          236,759
                                                                                                      -----------
U.S. GOVERNMENT AGENCY -- 7.2%
FHLB                                                       6.000%       11/15/2001           200,000      197,688
FNMA                                                       5.125%       02/13/2004         1,450,000    1,360,956
FNMA                                                       5.250%       01/15/2003           500,000      480,000
FNMA                                                       6.140%       06/12/2002           450,000      443,673
Private Export Funding Corp.                               6.860%       04/30/2004            80,000       79,984
                                                                                                      -----------
Total U.S. Government Agency (Cost $2,571,074)                                                          2,562,301
                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               PAR        VALUE
SECURITY                                                     RATE         MATURITY            VALUE*    (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.9%

TREASURY NOTES -- 8.9%
U.S. Treasury Note                                          5.375%       02/15/2001        $1,100,000  $ 1,092,784
U.S. Treasury Note                                          5.500%       08/31/2001           350,000      346,119
U.S. Treasury Note                                          5.750%       08/15/2003         1,750,000    1,720,198
                                                                                                       -----------
Total U.S. Treasury Obligations (Cost $3,153,877)                                                        3,159,101
                                                                                                       -----------
TOTAL BONDS AND NOTES (COST $35,226,789)                                                                34,655,021
                                                                                                       -----------
SHORT-TERM INVESTMENTS -- 2.2%

U.S. GOVERNMENT AGENCY -- 2.0%
FHLMC Discount Note@                                        6.499%       07/03/2000           700,000      699,751
                                                                                                       -----------
REPURCHASE AGREEMENTS -- 0.2%
Investors Bank & Trust Repurchase Agreement, dated
06/30/00, due 07/03/00, with a maturity value of $78,824
and an effective yield of 5.75%, collateralized by a U.S.
Government Agency Obligation with a rate of 6.00%,
maturity date of 07/01/29 and market value of $80,394.                                                      78,786
                                                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (COST $778,537)                                                               778,537
                                                                                                       -----------
TOTAL INVESTMENTS -- 100.1% (COST $36,005,326)                                                         $35,433,558

OTHER ASSETS, LESS LIABILITIES -- (0.1%)                                                                   (43,101)
                                                                                                       -----------
NET ASSETS -- 100.0%                                                                                   $35,390,457
                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MLMI - Merrill Lynch Mortgage Investors, Inc.
MMCA - Mitsubishi Motors Credit of America
NCL - Non-callable
REIT - Real Estate Investment Trust
UCFC - United Companies Financial Corporation


* Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
(a)  Variable Rate Security; rate indicated is as of 6/30/00.
@    Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Controlled Maturity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium on debt securities when required for federal income tax purposes.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $5,003, $88,743 and $236,142 which will expire on December 31, 2004, 2005 and 2007, respectively. The Fund elected to defer to its fiscal year ending December 31, 2000, $61,378 of losses recognized during the period November 1, 1999 to December 31, 1999.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through June 2000.

      F. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.30% of the Fund's average daily net assets. SA&W voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the six months ending June 30, 2000. Pursuant to this agreement, for the six months ended June 30, 2000, SA&W voluntarily did not impose $57,031 of its investment advisory fee and reimbursed the Fund for $17,776 of its operating expenses. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom, receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000 were as follows:

                                                         PURCHASES      SALES
                                                         ----------  -----------
      U.S. Government Securities                         $7,188,161  $12,385,106
                                                         ==========  ===========
      Investments (non-U.S.Government Securities)        $9,863,359  $ 7,170,650
                                                         ==========  ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2000       YEAR ENDED
                                                                 (UNAUDITED)     DECEMBER 31, 1999
                                                               ----------------  -----------------
      Shares sold                                                    51,313          1,269,370
      Shares issued to shareholders in payment of
        distributions declared                                       55,674             61,360
      Shares redeemed                                              (237,735)          (700,006)
                                                                   --------         ----------
      Net increase (decrease)                                      (130,748)           630,724
                                                                   ========         ==========

      At June 30, 2000, four shareholders held of record approximately 36%, 26%, 15% and 11% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $36,005,326
                                                                    ===========
      Gross unrealized appreciation                                      18,257
      Gross unrealized depreciation                                    (590,025)
                                                                    -----------
      Net unrealized depreciation                                   $  (571,768)
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH CONTROLLED MATURITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold
      (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      The Fund entered into no such transactions for the six months ended June 30, 2000.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000, the Fund held no open futures contracts.